Intangible Assets (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets, beginning balance	$ 1,233,570	$ 776,856
Dossier fee additions	13,905	470,619
Finite lived intangible assets, ending balance	1,247,475	1,247,475
Less accumulated amortization	(31,268)	(31,268)
Finite lived intangible assets, net	$ 1,216,207	$ 1,216,207